Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 239,976,250.00
Previously Paid Amount	0.00
Total Fee Amount	33,140.72
Total Offset Amount	0.00
Net Fee	33,140.72
Narrative - Max Aggregate Offering Price	$ 239,976,250.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true